Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deferred acquisition fees receivable	$ 29,410	$ 31,419
Non-recourse and limited-recourse debt	356,209	255,232
Line Of Credit	233,160	141,750
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	10,679	16,775	10,424
Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	3,957	2,534	3,516
Properties Subject To Operating Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	5,359	0	900
Properties Subject To Operating Leases [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	6,460	14,241	6,908
Properties Subject To Direct Financing Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	(1,608)	1,140	2,616
Equity Investmemt [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	206	1,394	0
Fair Value, Measurements, Nonrecurring [Member] | Impairment of Intangible Assets [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	415
Fair Value, Measurements, Nonrecurring [Member] | Impairment of Intangible Liabilities [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	(153)
Fair Value, Measurements, Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	43,835	38,056	34,113
Fair Value, Measurements, Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	6,177	26,394	24,394
Fair Value, Measurements, Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Properties Subject To Operating Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	4,623	0	823
Fair Value, Measurements, Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Properties Subject To Operating Leases [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	32,375	11,662	9,719
Fair Value, Measurements, Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Properties Subject To Direct Financing Leases [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	0	3,548	23,571
Fair Value, Measurements, Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Equity Investmemt [Member] | Segment Continuing Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	1,554	22,846	0
Fair Value, Measurements, Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Impairment of Intangible Assets [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	5,699
Fair Value, Measurements, Nonrecurring [Member] | Unobservable Inputs (Level 3) [Member] | Impairment of Intangible Liabilities [Member] | Segment Discontinued Operations [Member]
Fair Value Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impairment Charges On Properties	(416)
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deferred acquisition fees receivable	29,410	31,419
Non-recourse and limited-recourse debt	356,209	255,232
Line Of Credit	233,160	141,750
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Deferred acquisition fees receivable	31,638	32,485
Non-recourse and limited-recourse debt	361,948	255,460
Line Of Credit	$ 233,160	$ 140,600